VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—2.1%
Cargurus, Inc. Class A(1)	170,697	$ 3,188
Cogeco Communications, Inc.	93,715	4,565
		7,753

Consumer Discretionary—16.3%
Acushnet Holdings Corp.	73,509	3,745
Bright Horizons Family Solutions, Inc.(1)	47,665	3,670
Fox Factory Holding Corp.(1)	26,013	3,157
Helen of Troy Ltd.(1)	32,898	3,131
KB Home	108,074	4,342
La-Z-Boy, Inc.	146,356	4,256
Leslie’s, Inc.(1)	122,020	1,343
Malibu Boats, Inc. Class A(1)	65,757	3,712
MDC Holdings, Inc.	107,102	4,163
SiteOne Landscape Supply, Inc.(1)	21,097	2,887
Thule Group AB ADR	342,480	4,173
TopBuild Corp.(1)	18,106	3,769
Wendy’s Co. (The)	153,612	3,346
Whirlpool Corp.	29,797	3,934
Winnebago Industries, Inc.	61,694	3,560
Wolverine World Wide, Inc.	233,739	3,985
YETI Holdings, Inc.(1)	93,931	3,757
		60,930

Consumer Staples—3.2%
Energizer Holdings, Inc.	103,162	3,580
Herbalife Nutrition Ltd.(1)	152,666	2,458
Nomad Foods Ltd.(1)	120,406	2,256
WD-40 Co.	21,310	3,794
		12,088

Energy—1.2%
HF Sinclair Corp.	58,066	2,809
Matador Resources Co.	38,674	1,843
		4,652

Financials—25.6%
Apollo Commercial Real Estate Finance, Inc.	307,976	2,867
Arbor Realty Trust, Inc.	238,827	2,744
Atlantic Union Bankshares Corp.	96,845	3,394
Bank of Hawaii Corp.	26,600	1,385
Bank of Marin Bancorp	100,088	2,191
Blackstone Mortgage Trust, Inc. Class A	209,119	3,733
Cadence Bank	180,018	3,737
Columbia Banking System, Inc.	175,798	3,766
Community Bank System, Inc.	71,112	3,733
Compass Diversified Holdings	97,459	1,859
	Shares	Value

Financials—continued
Enterprise Financial Services Corp.	67,559	$ 3,012
Essent Group Ltd.	90,843	3,638
First American Financial Corp.	70,936	3,948
First Financial Bankshares, Inc.	115,469	3,683
Glacier Bancorp, Inc.	66,140	2,779
Hamilton Lane, Inc. Class A	55,149	4,080
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129,498	3,704
Houlihan Lokey, Inc. Class A	39,305	3,439
MarketAxess Holdings, Inc.	8,106	3,172
Old National Bancorp	162,901	2,349
Pathward Financial, Inc.	78,066	3,239
PennyMac Financial Services, Inc.	41,698	2,486
Primerica, Inc.	14,282	2,460
PROG Holdings, Inc.(1)	155,617	3,702
Radian Group, Inc.	183,108	4,047
Sandy Spring Bancorp, Inc.	144,266	3,748
SouthState Corp.	27,376	1,951
Stifel Financial Corp.	62,786	3,710
Valley National Bancorp	401,639	3,711
Walker & Dunlop, Inc.	41,405	3,154
		95,421

Health Care—8.1%
Addus HomeCare Corp.(1)	33,564	3,583
Bio-Rad Laboratories, Inc. Class A(1)	8,675	4,155
Bio-Techne Corp.	52,966	3,930
CONMED Corp.	35,765	3,715
Dechra Pharmaceuticals plc ADR	52,696	3,457
Medpace Holdings, Inc.(1)	18,742	3,524
Neogen Corp.(1)	209,421	3,878
Teleflex, Inc.	15,099	3,825
		30,067

Industrials—15.8%
Allegiant Travel Co.(1)	34,374	3,162
ASGN, Inc.(1)	45,146	3,732
Douglas Dynamics, Inc.	99,550	3,175
Exponent, Inc.	38,091	3,797
Gorman-Rupp Co. (The)	139,240	3,481
Lennox International, Inc.	14,736	3,703
ManpowerGroup, Inc.	45,236	3,733
Mercury Systems, Inc.(1)	50,441	2,579
MSA Safety, Inc.	17,126	2,286
Oshkosh Corp.	41,027	3,413
Simpson Manufacturing Co., Inc.	29,215	3,203
SkyWest, Inc.(1)	94,087	2,086
Stanley Black & Decker, Inc.	45,836	3,693
Tetra Tech, Inc.	16,792	2,467
	Shares	Value

Industrials—continued
Toro Co. (The)	32,063	$ 3,564
Trex Co., Inc.(1)	73,018	3,554
Watts Water Technologies, Inc. Class A	20,669	3,479
Werner Enterprises, Inc.	85,329	3,882
		58,989

Information Technology—11.3%
AudioCodes Ltd.	215,923	3,256
Cirrus Logic, Inc.(1)	24,742	2,706
Coherent Corp.(1)	97,514	3,713
Diodes, Inc.(1)	45,569	4,227
ePlus, Inc.(1)	38,466	1,886
Globant S.A.(1)	24,026	3,941
MKS Instruments, Inc.	38,487	3,411
RingCentral, Inc. Class A(1)	116,973	3,588
Sapiens International Corp. N.V.	245,433	5,331
SMART Global Holdings, Inc.(1)	220,070	3,794
SPS Commerce, Inc.(1)	21,015	3,201
Universal Display Corp.	20,384	3,162
		42,216

Materials—8.1%
Cia Siderurgica Nacional S.A. Sponsored ADR	1,231,708	3,781
Kaiser Aluminum Corp.	83,011	6,195
Kinross Gold Corp.	1,231,088	5,799
Kronos Worldwide, Inc.	407,581	3,754
Pan American Silver Corp.	172,844	3,146
Quaker Chemical Corp.	18,919	3,745
Stepan Co.	35,039	3,610
		30,030

Real Estate—5.6%
Douglas Emmett, Inc.	237,052	2,923
Equity LifeStyle Properties, Inc.	56,584	3,799
Medical Properties Trust, Inc.	313,736	2,579
National Storage Affiliates Trust	89,836	3,753
STAG Industrial, Inc.	116,441	3,938
Terreno Realty Corp.	58,049	3,750
		20,742

See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Utilities—0.9%
American States Water Co.	38,147	$ 3,391
Total Common Stocks (Identified Cost $359,328)		366,279

Total Long-Term Investments—98.2% (Identified Cost $359,328)		366,279

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	2,114,122	$ 2,114
Total Short-Term Investment (Identified Cost $2,114)		2,114

TOTAL INVESTMENTS—98.8% (Identified Cost $361,442)		$368,393
Other assets and liabilities, net—1.2%		4,636
NET ASSETS—100.0%		$373,029

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Canada	3
Bermuda	2
Israel	2
Cayman Islands	1
Luxembourg	1
Brazil	1
Other	2
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$366,279	$366,279
Money Market Mutual Fund	2,114	2,114
Total Investments	$368,393	$368,393
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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